SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues generated by geographic location of customers' headquarter
Net revenues	$ 5,595,107	$ 5,993,409	$ 7,613,626
Total long-lived assets	5,914,805	5,561,156
The Americas
Revenues generated by geographic location of customers' headquarter
Net revenues	3,158,236	3,103,775	2,616,145
United States
Revenues generated by geographic location of customers' headquarter
Net revenues	2,777,463	2,776,124	1,485,919
Total long-lived assets	1,586,046	1,405,757
Brazil
Revenues generated by geographic location of customers' headquarter
Net revenues	229,041	190,925	846,387
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	151,732	136,726	283,839
Asia:
Revenues generated by geographic location of customers' headquarter
Net revenues	1,247,124	1,801,562	3,125,496
PRC
Revenues generated by geographic location of customers' headquarter
Net revenues	710,977	1,220,446	2,151,243
Pakistan
Revenues generated by geographic location of customers' headquarter
Net revenues	202,962	266,082	78,203
Japan
Revenues generated by geographic location of customers' headquarter
Net revenues	195,090	150,727	597,188
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	138,095	164,307	298,862
Europe and other regions:
Revenues generated by geographic location of customers' headquarter
Net revenues	1,189,747	1,088,072	1,871,985
Total long-lived assets	932,317	500,229
United Kingdom
Revenues generated by geographic location of customers' headquarter
Net revenues	355,484	185,240	144,994
Australia
Revenues generated by geographic location of customers' headquarter
Net revenues	347,863	115,118	128,247
Spain
Revenues generated by geographic location of customers' headquarter
Net revenues	141,833	221,788	445,321
Germany
Revenues generated by geographic location of customers' headquarter
Net revenues	91,636	198,227	291,385
South Africa
Revenues generated by geographic location of customers' headquarter
Net revenues	56,590	75,467	218,596
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	196,341	292,232	$ 643,442
Asia Pacific
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	2,871,672	3,162,555
Latin America
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	491,985	481,149
Others
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	$ 32,785	$ 11,466